Basis of Presentation and Business Description	1 Months Ended
Oct. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation and Business Description

1.	NOTE 1 – BASIS OF PRESENTATION AND BUSINESS DESCRIPTION

The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial statements and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the United States Securities and Exchange Commission (“SEC”). Accordingly, they do not contain all information and footnotes required by accounting principles generally accepted in the United States of America for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of October 31, 2018 and the results of operations and cash flows for the periods presented. The results of operations for the month ended October 31, 2018 are not necessarily indicative of the operating results for the full fiscal year or any future period.

New World Technologies, Inc. (the “Company”), was formed in the State of Delaware on October 16, 2018.

New World Technologies, Inc. is a healthcare and medical technology and device research, development and distribution company with a focus on developing and further providing innovative, cutting edge, technologically advanced products. Such technologies will be developed with an emphasis on diagnostics and screening technology, which potentially allows for the prevention or early detection and mitigation of potentially life-threatening illnesses.

Cash and Cash Equivalents

The Company considers all highly liquid debt instruments and other short-term investments with maturity of three months or less, when purchased, to be cash equivalents.

The Company maintains cash and cash equivalent balances at financial institutions that are insured by the Federal Deposit Insurance Corporation (FDIC).

Circumstances surrounding “checks awaiting deposit”:

Checks awaiting deposit are checks that are outstanding for a longer than normal period of time and are infrequent and even rare during the normal course of business. Checks awaiting deposits as reported on the balance sheet ending 10/31/18 are solely due to one single check received by the Company. The check was dated October 29th, 2018, The check was received as a result of a stock purchase transaction during the early stages of the Company’s formation. Due to administrative issues on the Company’s side and administrative issues on the purchaser’s side, collectively, caused unique delays in the Company’s processing of the check. The funds were cleared and available to the Company on January 10, 2019.

Recently Issued Accounting Standards

The Financial Accounting Standards Board and the Securities Exchange commission have issued certain accounting standards updates and regulations that will become effective in subsequent periods. Management does not believe that any of those updates would have significantly affected the Company’s financial accounting measures or disclosures had they been in effect in 2018, and it does not believe that any of those pronouncements will have a significant impact on the Company’s financial statements at the time they become effective.